Accrued liabilities and provisions - Additional information (Details) $ in Millions					12 Months Ended
	Jun. 28, 2019 USD ($)	Mar. 16, 2018 USD ($)	May 25, 2016 USD ($)	Mar. 08, 2016 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Jun. 28, 2019 COP ($)	Jun. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 16, 2018 COP ($)	Mar. 16, 2018 USD ($)	Apr. 28, 2017 COP ($)	Apr. 28, 2017 USD ($)	Dec. 31, 2015 USD ($)
Accrued liabilities and provisions
Environmental compensation and mandatory investment					1.00%	1.00%
Reficar is the Claimant in the ICC arbitration			$ 213,000,000
Number of issues of an administrative nature established | item					2
Number of former officials | item					8
Number of former presidents | item					3
Number of former financial vice-presidents | item					5
Alleged damages					$ 268,710,000					$ 12,447,618					$ 9,240,927
Refineria de Cartagena S.A.S.
Accrued liabilities and provisions
Reficar is the Claimant in the ICC arbitration				$ 2,000,000,000
Contingent asset claim											$ 432,303	$ 129,000,000
Contingent asset claim invoices provisionally paid	$ 137,000,000	$ 139,000,000					$ 122,000,000
Legal proceedings in process, claims made, value updated including interest								$ 503,241	$ 137,000,000
Reficar filed its non-detailed claim													$ 387,558	$ 116,000,000
Letter of credit compliance														$ 70,000,000
Exploration and Production
Accrued liabilities and provisions
Discount rates used in the estimate of the obligation					5.30%	2.89%
Transportation and Logistics
Accrued liabilities and provisions
Discount rates used in the estimate of the obligation					5.58%	3.14%
Refining and Petrochemicals
Accrued liabilities and provisions
Discount rates used in the estimate of the obligation					6.36%	4.21%